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DFA REAL ESTATE SECURITIES PORTFOLIO
DFA Real Estate Securities Portfolio
Investment Objective
The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the DFA Real Estate Securities Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	DFA REAL ESTATE SECURITIES PORTFOLIO INSTITUTIONAL CLASS USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DFA REAL ESTATE SECURITIES PORTFOLIO INSTITUTIONAL CLASS
Management Fee	0.17%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Fee Waiver and/or Expense Reimbursement	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%
[1]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA Real Estate Securities Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the DFA Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
DFA REAL ESTATE SECURITIES PORTFOLIO | INSTITUTIONAL CLASS | USD ($)	18	62	111	253

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
DFA REAL ESTATE SECURITIES PORTFOLIO | INSTITUTIONAL CLASS | USD ($)	18	62	111	253

PORTFOLIO TURNOVER
The DFA Real Estate Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA Real Estate Securities Portfolio’s portfolio turnover rate was 3% of the average value of its investment portfolio.
Principal Investment Strategies
The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA Real Estate Securities Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry. The DFA Real Estate Securities Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The DFA Real Estate Securities Portfolio will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by the Advisor.

The DFA Real Estate Securities Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The DFA Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by DFA Real Estate Securities Portfolio on the real estate industry will cause the Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of DFA Real Estate Securities Portfolio may be materially different from the broad equity market.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA Real Estate Securities Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA Real Estate Securities Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA Real Estate Securities Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The DFA Real Estate Securities Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the DFA Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com. The secondary index in the table shows how the Portfolio’s performance compares to a group of securities that aligns more closely with the Portfolio’s investment strategies.

The after-tax returns presented in the table for the DFA Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
DFA Real Estate Securities Portfolio Institutional Class Shares—Total Returns

January 2010-December  2019
Highest Quarter	Lowest Quarter
17.04% (1/19–3/19)	-14.39% (7/11–9/11)

Annualized Returns (%) Periods ending December 31, 2019
Average Annual Total Returns - DFA REAL ESTATE SECURITIES PORTFOLIO		1 Year	5 Years	10 Years
INSTITUTIONAL CLASS		28.10%	8.01%	12.40%
INSTITUTIONAL CLASS | Return After Taxes on Distributions		27.14%	6.54%	11.07%
INSTITUTIONAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares		16.84%	5.57%	9.60%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	[1]	31.49%	11.70%	13.56%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)		23.10%	6.40%	11.57%
[1]	Copyright© 2019 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.